Share Capital - Summary of Calculation of Basic Earnings Per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Net earnings attributable to shareholders Basic and Diluted	$ 6,558,966	$ 10,564,233
Weighted average number of common shares outstanding basic	73,712,670	71,826,884
Weighted average number of common shares outstanding diluted	75,486,210	74,203,830
Per share amount basic	$ 0.089	$ 0.147
per share amount diluted	$ 0.087	$ 0.142
Share options [member]
Earnings per share [line items]
Weighted average number of common shares outstanding basic	1,306,309	2,113,563
Share units [member]
Earnings per share [line items]
Weighted average number of common shares outstanding basic	467,231	263,383